ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 17.5%
	APPAREL & TEXTILE PRODUCTS - 0.2%
3,897	NIKE, Inc., Class B	$ 159,972

	BIOTECH & PHARMA - 0.1%
1,723	Novo Nordisk A/S - ADR	82,601

	E-COMMERCE DISCRETIONARY - 0.6%
1,194	Amazon.com, Inc.(a)	284,578
117	MercadoLibre, Inc.(a)	198,595
		483,173
	INTERNET MEDIA & SERVICES - 1.3%
1,391	Meta Platforms, Inc., Class A	783,536
1,526	Netflix, Inc.(a)	108,956
1,316	Uber Technologies, Inc.(a)	94,963
		987,455
	MORTGAGE FINANCE - 12.6%
442,390	AGNC Investment Corporation	4,822,051
229,351	Annaly Capital Management, Inc.	5,128,288
		9,950,339
	SEMICONDUCTORS - 0.2%
66	Broadcom, Inc.	24,932
623	NVIDIA Corporation	124,656
77	QUALCOMM, Inc.	14,229
		163,817
	SOFTWARE – 2.0%
860	Adobe, Inc.(a)	176,317
1,705	Microsoft Corporation	635,999
323	Oracle Corporation	47,335
719	Palantir Technologies, Inc., Class A(a)	83,886
1,585	Salesforce, Inc.	248,306
1,642	ServiceNow, Inc.(a)	163,018
1,749	Shopify, Inc., Class A(a)	199,701
		1,554,562

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares					Fair Value
	COMMON STOCKS — 17.5% (Continued)
	TECHNOLOGY HARDWARE - 0.1%
364	Apple, Inc.				$ 105,327

	TECHNOLOGY SERVICES - 0.4%
2,506	Fiserv, Inc.(a)				122,919
314	Mastercard, Inc., Class A				161,270
					284,189

	TOTAL COMMON STOCKS (Cost $17,762,123)				13,771,435

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 58.6%
	ASSET MANAGEMENT — 4.0%
3,000,000	Charles Schwab Corporation(b)	SOFRRATE + 2.500%	5.8530	05/19/34	3,139,286

	BANKING — 29.8%
2,400,000	Bank of America Corporation(b)	H15T5Y + 1.200%	2.4820	09/21/36	2,094,946
4,600,000	Bank of America Corporation(b)	H15T5Y + 2.000%	3.8460	03/08/37	4,279,486
1,250,000	Citigroup, Inc.		6.6250	06/15/32	1,361,288
1,000,000	Citigroup, Inc.(b)	SOFRRATE + 2.661%	6.1740	05/25/34	1,045,127
3,000,000	Citigroup, Inc.		6.1250	08/25/36	3,142,304
100,000	JPMorgan Chase & Company		4.2500	10/01/27	99,921
5,900,000	JPMorgan Chase & Company(b)	SOFRRATE + 2.580%	5.7170	09/14/33	6,097,416
3,500,000	US Bancorp Series BB(b)	SOFRRATE + 2.110%	4.9670	07/22/33	3,472,397
1,750,000	Wells Fargo Bank NA		6.6000	01/15/38	1,922,600
					23,515,485
	INSTITUTIONAL FINANCIAL SERVICES — 11.2%
1,750,000	Goldman Sachs Group, Inc.		6.7500	10/01/37	1,912,617
6,900,000	Morgan Stanley, Series F(b)	SOFRRATE + 2.620%	5.2970	04/20/37	6,880,019
					8,792,636
	SPECIALTY FINANCE — 13.6%
4,000,000	American Express Company(b)	SOFRRATE + 2.255%	4.9890	05/26/33	3,982,401

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
CORPORATE BONDS — 58.6% (Continued)
SPECIALTY FINANCE — 13.6% (Continued)
6,725,000	Capital One Financial Corporation(b)	SOFRRATE + 2.370%	5.2680	05/10/33	$ 6,749,241
10,731,642

TOTAL CORPORATE BONDS (Cost $45,810,272)	46,179,049

U.S. GOVERNMENT & AGENCIES — 97.9%
AGENCY FIXED RATE — 92.6%
1,446,480	Fannie Mae Pool(f)	5.5000	11/01/52	1,468,496
1,393,783	Fannie Mae Pool(f)	6.0000	05/01/54	1,427,675
662,913	Ginnie Mae I Pool	2.5000	08/15/49	574,427
1,013,390	Ginnie Mae I Pool	2.5000	12/15/49	878,110
2,246,870	Ginnie Mae I Pool (f)	6.0000	06/15/53	2,423,004
822,110	Ginnie Mae II Pool(f)	4.0000	09/20/47	766,664
284,073	Ginnie Mae II Pool	2.5000	03/20/50	245,650
4,264,375	Ginnie Mae II Pool(f)	2.5000	03/20/51	3,610,762
2,360,380	Ginnie Mae II Pool(f)	3.0000	07/20/51	2,102,614
3,514,414	Ginnie Mae II Pool(f)	3.0000	09/20/51	3,098,020
6,899,749	Ginnie Mae II Pool(f)	5.5000	10/20/52	7,271,061
1,073,993	Ginnie Mae II Pool(f)	6.0000	01/20/53	1,159,858
1,284,409	Ginnie Mae II Pool(f)	5.5000	02/20/53	1,353,661
1,574,025	Ginnie Mae II Pool(f)	6.0000	03/20/53	1,700,015
2,273,569	Ginnie Mae II Pool(f)	6.5000	03/20/53	2,492,104
4,634,081	Ginnie Mae II Pool(f)	6.5000	03/20/53	5,080,066
1,052,481	Ginnie Mae II Pool(f)	5.5000	04/20/53	1,109,279
1,704,738	Ginnie Mae II Pool(f)	5.5000	04/20/53	1,796,679
1,184,313	Ginnie Mae II Pool(f)	6.0000	04/20/53	1,279,048
1,613,181	Ginnie Mae II Pool(f)	5.0000	05/20/53	1,662,354
1,541,782	Ginnie Mae II Pool	5.5000	05/20/53	1,624,916
2,292,969	Ginnie Mae II Pool(f)	5.5000	06/20/53	2,416,581
1,631,611	Ginnie Mae II Pool(f)	5.5000	06/20/53	1,719,827
982,731	Ginnie Mae II Pool(f)	5.5000	06/20/53	1,035,765
9,557,174	Ginnie Mae II Pool(f)	6.0000	06/20/53	10,321,254
1,150,041	Ginnie Mae II Pool	6.0000	06/20/53	1,242,099

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 97.9% (Continued)
	AGENCY FIXED RATE — 92.6% (Continued)
955,447	Ginnie Mae II Pool		6.5000	06/20/53	$ 1,047,851
357,270	Ginnie Mae II Pool		5.0000	07/20/53	368,160
1,030,469	Ginnie Mae II Pool(f)		5.5000	07/20/53	1,086,045
1,065,043	Ginnie Mae II Pool(f)		5.5000	07/20/53	1,122,534
970,356	Ginnie Mae II Pool		6.5000	09/20/53	1,064,199
3,894,458	Ginnie Mae II Pool(f)		5.5000	11/20/53	3,943,269
975,695	Ginnie Mae II Pool(f)		6.0000	11/20/53	1,053,816
129,143	Ginnie Mae II Pool		4.5000	02/20/54	129,784
997,700	Ginnie Mae II Pool		6.0000	09/20/54	1,077,822
2,136,388	Ginnie Mae II Pool(f)		5.5000	10/20/54	2,154,010
					72,907,479
	GOVERNMENT SPONSORED — 5.3%
3,000,000	Federal Farm Credit Banks Funding Corporation(f)		2.0900	06/18/40	2,132,677
3,000,000	Federal Home Loan Banks(f)		2.0300	07/27/40	2,072,935
					4,205,612

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $75,059,216)				77,113,091

Shares
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
178,282	First American Treasury Obligations Fund, Class X, 3.57% (Cost $178,282)(c)				178,282

Contracts(d)
	EQUITY OPTIONS PURCHASED(a) - 0.1%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.1%
2,504	AGNC Investment Corporation	12/18/2026	$ 9.00	$ 2,729,360	40,064
500	AGNC Investment Corporation	12/18/2026	10.00	545,000	18,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $140,635)				58,064

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $140,635)				58,064

	TOTAL INVESTMENTS - 174.3% (Cost $138,950,528)				$ 137,299,921
	LIABILITIES IN EXCESS OF OTHER ASSETS - (74.3)%				(58,513,519)
	NET ASSETS - 100.0%				$ 78,786,402

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(e)	Unrealized (Depreciation)
60	CBOT 10 Year US Treasury Note	09/22/2026	$ 6,593,438	$ (16,407)
TOTAL FUTURES CONTRACTS

REVERSE REPURCHASE AGREEMENTS
Principal Amount	Counterparty	Acquired Date	Interest (%)	Maturity	Fair Value
$ (19,000,000)	Atlas U.S. Government Money Market Fund	6/24/2026	3.8800	7/1/2026	$ (19,000,000)
(20,400,000)	StoneX	6/24/2026	3.8800	7/1/2026	(20,400,000)
(270,000)	StoneX	6/30/2026	3.8500	7/8/2026	(270,000)
(21,080,000)	StoneX	6/25/2026	3.8800	7/23/2026	(21,080,000)
TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $60,750,000)					$ (60,750,000)

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate on June 30, 2026. Bond converts to floating rate in the final year of the bond.
(c)	Rate disclosed is the seven-day effective yield as of June 30, 2026.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(f)	This security has been pledged as collateral for securities sold under agreements to repurchase of $76,072,816.